Short-term and other benefits - Summary of Short-term and Other Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	$ 1,683	$ 1,658
Current	1,645	1,658
Non-current	38
Accrued vacation pay [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	660	781
Profit sharing [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	16	355
Employees variable compensation program [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	655	269
Voluntary Severance Program (PDV) [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	140	36
Salaries and related charges [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	$ 212	$ 217